1933 Act File No. 002-96990
1940 Act File No. 811-04279

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 68	☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66

Securian Funds Trust
(Exact Name of Registrant as Specified in Charter)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Address of Principal Executive Offices) (Zip Code)
(651) 665-3500
(Registrant’s Telephone Number, including Area Code)

Copy to:
Michael J. Radmer, Esquire
Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 10th day of May, 2018.
Securian Funds Trust
By  /s/ DAVID M. KUPLIC

David M. Kuplic, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
/s/ DAVID M. KUPLIC David M. Kuplic	President (principal executive officer)	May 10, 2018
/s/ GARY M. KLEIST Gary M. Kleist	Vice President and Treasurer (principal financial and accounting officer)	May 10, 2018
By  /s/ DAVID M. KUPLIC

David M. Kuplic
Attorney-in-Fact
LINDA L. HENDERSON* Linda L. Henderson	Trustee) ) ) ) ) )
JULIE K. GETCHELL* Julie K. Getchell	Trustee) ) ) ) )	Dated: May 10, 2018
WILLIAM C. MELTON* William C. Melton	Trustee) ) )
DAVID M. KUPLIC* David M. Kuplic	Trustee)
*	Registrant’s trustee executing power of attorney dated April 27, 2017, a copy of which is filed herewith.

SECURIAN FUNDS TRUST
EXHIBIT INDEX
Exhibit Item Number	Title of Exhibit
EX-99.28q	Power of Attorney to sign Registration Statements executed by Trustees of Registrant.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
I-1